                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-5662

                     Van Kampen California Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 6/30/03
                        -----------

Date of reporting period: 6/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your trust performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments, as well as other information.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       Income may subject certain individuals to the federal alternative minimum tax (AMT).

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
(LINE GRAPH)

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
6/93                                                                       10.96                              10.88
                                                                           11.53                              11.13
                                                                           11.41                              11.63
                                                                           10.43                              10.75
6/94                                                                       10.30                              10.63
                                                                           10.21                              10.50
                                                                            9.70                               9.63
                                                                           10.34                              10.25
6/95                                                                       10.40                              10.75
                                                                           10.42                              11.13
                                                                           10.87                              11.38
                                                                           10.38                              11.38
6/96                                                                       10.28                              10.88
                                                                           10.46                              11.63
                                                                           10.46                              11.88
                                                                           10.19                              11.63
6/97                                                                       10.45                              12.19
                                                                           10.67                              12.88
                                                                           10.69                              12.31
                                                                           10.68                              11.88
6/98                                                                       10.67                              12.13
                                                                           10.99                              11.69
                                                                           10.50                              11.50
                                                                           10.42                              10.88
6/99                                                                        9.93                               9.88
                                                                            9.48                               9.06
                                                                            8.89                               7.56
                                                                            9.32                               8.13
6/00                                                                        9.33                               8.38
                                                                            9.65                               8.69
                                                                           10.20                               8.44
                                                                           10.19                               8.66
6/01                                                                        9.99                               8.83
                                                                           10.45                               9.53
                                                                           10.06                               9.34
                                                                            9.88                               9.45
6/02                                                                       10.25                              10.14
                                                                           11.02                              10.50
                                                                           10.61                               9.85
                                                                           10.57                               9.69
6/03                                                                       10.75                              10.45

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

--------------------------------------------
AVERAGE ANNUAL                MARKET PRICE
TOTAL RETURNS               since 11/01/1988

Since Inception                   7.74%

10-year                           7.12%

5-year                            4.23%

1-year                           10.97%
--------------------------------------------

Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original costs.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Total return assumes an investment at the common share market price at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period. Distribution rate is a percent of closing common share market price, and represents the monthly annualized distributions of the trust at the end of the period and not the earnings of the trust.

The Lehman Brothers California Municipal Bond Index is a broad-based statistical composite of California municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Trust Report

FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen California Municipal Trust is managed by the Adviser's Municipal Fixed Income team. Members of the team include Joseph Piraro, Vice President; Robert Wimmel, Vice President; and Jack Reynoldson, Executive Director.(1) The following discussion reflects their views on the trust's performance.

Q. BEFORE YOU DISCUSS HOW THE TRUST PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The municipal-bond market was dominated by the effects of steadily falling interest rates over the course of the period. The Federal Reserve Bank (the Fed) cut interest rates several times in an effort to stimulate the economy, bringing benchmark Treasury rates to their lowest levels in decades.

       Geopolitical concerns around the war in Iraq and terrorism also contributed to volatility, though the tension in the market was somewhat eased as the initial combat phase of the war was concluded.

       Budget problems and low financing costs led state and local municipalities to bring record levels of issuance to the market in 2002, with volume in the first half of 2003 even higher than the same period in 2002.

       California's economy suffered during the period, with a $38 billion budget gap and little hope for a funding compromise in the state's deadlocked legislature. The budget crisis led the two major ratings agencies to reduce credit ratings on the state's general obligations to their lowest levels in the agencies' history. The state was the largest issuer of debt in the market, and roughly 65 percent of those bonds featured some kind of credit enhancement.

Q.     HOW DID THE TRUST PERFORM DURING THE REPORTING PERIOD?

A.     The trust outperformed its benchmark.

        -- The trust returned 10.97 percent for the 12 months ended June 30, 2003, based on common share market price.

        -- By comparison, the Lehman Brothers California Municipal Bond Index, returned 7.93 percent for the same period.

        -- The trust's monthly dividend of $0.05 translated to a distribution rate of 5.74 percent, based on the trust's common share market price as of June 30, 2003.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A.      --  Given the weak economy, we kept the portfolio's credit quality relatively high. As of the end of the reporting period, the portfolio's average credit quality was AAA, versus an average credit rating of AA2 for the benchmark index. This was an aid to performance as investors bid up the price of more conservative, higher-rated securities.

        -- Our analysis indicated that the 20-year segment of the yield curve offered the most attractive potential for total return, which led us to emphasize that part of the curve. This was one of the best-performing areas of the market during the period.

        -- The portfolio was well-diversified and included significant exposure to bonds tied to essential services. This helped limit the effect of the state's budget and credit difficulties on the portfolio.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A.      --  The trust's holdings of zero-coupon bonds, purchased during a previous period, lagged the market. While these bonds remained solid from a credit perspective, investors tended to favor more traditionally structured securities during the period.

        -- The portfolio had a small number of bonds that were called by their issuers seeking to refinance at lower rates. However, the impact of these called bonds was limited by the relatively small size of the positions.

Q. PLEASE WALK US THROUGH HOW YOU POSITIONED THE PORTFOLIO, HIGHLIGHTING KEY THEMES.

A.      --  Our concerns over the health of the California market led us to upgrade the portfolio's overall credit quality, partially through the purchase of insured bonds. The trust ended the period with 87 percent of holdings invested in bonds carrying a rating of AAA.

TOP 5 SECTORS AS OF 6/30/03                RATINGS ALLOCATION AS OF 6/30/03
Public Education              18.8%        AAA/Aaa                         86.6%
Tax District                  14.1         AA/Aa                            2.0
Public Building               10.0         A/A                              7.1
Water & Sewer                  9.2         BBB/Baa                          4.3
General Purpose                8.6

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

        -- We added bonds in the essential-service sectors, and avoided bonds from the health-care and housing sectors due to credit concerns and what we believed to be overvalued pricing.

        -- While issuance was strong, we were highly selective in our purchases. Many of the bonds we added to the portfolio carried the yield advantage of premium coupons and the moderate interest-rate sensitivity of intermediate bonds.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE PORTFOLIO, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. Treasury yields ended the period at multi-decade lows that appear to be unsustainable, indicating to us that rising interest rates are more likely than falling rates. In addition, both fiscal and monetary policy remain geared to spurring near-term economic growth at the national level, which would put further upward pressure on rates. On the state level, the California market will probably continue to struggle in the absence of a state budget; the gubernatorial recall effort is also likely to continue to roil the market. We will continue with our disciplined investment approach, watching the economy and the markets closely for emerging opportunities.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

June 30, 2003
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                        COUPON    MATURITY      VALUE
          CALIFORNIA MUNICIPAL BONDS  153.9%
$1,000    Abag Fin Auth For Nonprofit Corp CA Ctf Partn
          Childrens Hosp Med Cent (AMBAC Insd).............   5.875%   12/01/19   $ 1,152,060
 1,000    Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf
          Lincoln Glen Manor Sr Citizens (CA MTG Insd).....   6.100    02/15/25     1,094,960
 1,000    Abag Fin Auth For Nonprofit Corp CA Multi-Family
          Rev Hsg Utd Dominion Ser A Rfdg (Asset Gty
          Insd)............................................   6.400    08/15/30     1,068,120
 1,205    Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)...   4.750    06/01/20     1,239,692
 1,400    Alhambra, CA City Elem Sch Dist Ser A (FSA
          Insd)............................................   5.600    09/01/24     1,547,966
   790    Bay Area Govt Assn CA Rev Tax Alloc CA Redev Agy
          Pool Rev Ser A (FSA Insd)........................   6.000    12/15/15       853,532
 1,000    Bay Area Toll Auth CA Toll Brdg Rev San Francisco
          Bay Area Ser D...................................   5.000    04/01/17     1,075,000
   835    California Edl Fac Auth Rev Student Ln CA Ln Pgm
          Ser A (MBIA Insd)................................   6.000    03/01/16       901,683
 1,000    California Hlth Fac Fin Auth Rev Cedars Sinai Med
          Ctr Ser A........................................   6.125    12/01/19     1,089,910
   260    California Hsg Fin Agy Rev Home Mtg Ser E (AMBAC
          Insd)............................................   6.100    08/01/29       272,225
 1,000    California Hsg Fin Agy Rev Multi-Family Hsg III
          Ser A (MBIA Insd)................................   5.850    08/01/17     1,053,750
 1,000    California Infrastructure & Econ Dev Bk Rev (MBIA
          Insd)............................................   5.500    06/01/15     1,140,390
 1,000    California Pollutn Ctl Fin Auth Pollutn Ctl Rev
          Southn CA Edison Co (AMBAC Insd) (a).............   6.000    07/01/27     1,013,040
   305    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Ser C (GNMA Collateralized)..............   7.800    02/01/28       353,025
 1,000    California St (b)................................   5.250    02/01/21     1,040,070
 2,000    California St (FGIC Insd) (a)....................   5.000    10/01/23     2,065,400
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)............................................   5.500    05/01/15     1,138,140
 1,000    California St Univ Fresno Assn Inc Rev Sr Aux
          Organization Event Ctr...........................   6.000    07/01/22     1,057,690
 1,000    California St Vet Bd Ser BH (FSA Insd)...........   5.400    12/01/15     1,086,900
 1,000    California St Vet Bd Ser BH (FSA Insd)...........   5.400    12/01/16     1,080,210

See Notes to Financial Statements                                              5

YOUR TRUST'S INVESTMENTS

June 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                        COUPON    MATURITY      VALUE
          CALIFORNIA (CONTINUED)
$1,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
          Insd)............................................   5.000%   06/01/21   $ 1,050,640
 1,280    El Cerrito, CA Redev Agy Tax Alloc Redev Proj
          Area Ser B Rfdg (MBIA Insd)......................   5.250    07/01/15     1,454,246
 1,000    Emeryville, CA Pub Fin Auth Shellmound Pk Redev &
          Hsg Proj B (MBIA Insd)...........................   5.000    09/01/19     1,059,090
 1,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
          (Connie Lee Insd)................................   5.250    12/01/19     1,086,020
 1,000    Fontana, CA Redev Agy Tax Southeast Indl Pk Proj
          Rfdg (MBIA Insd).................................   5.000    09/01/22     1,037,360
 1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg......................................    *       01/15/30       213,660
 1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv
          Cap Apprec Sr Lien Ser A (Escrowed to Maturity)
          (c).............................................. 0/7.050    01/01/10     1,147,690
 1,000    Irvine, CA Pub Facs & Infrastructure Auth Assmt
          Rev Ser B (AMBAC Insd)...........................   5.000    09/02/22     1,032,480
   800    Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
          Campus Ser A (AMBAC Insd)........................   5.000    08/01/19       850,800
   670    Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR
          Lease Ltd (FSA Insd).............................   7.375    12/15/06       688,907
 1,000    Los Angeles, CA Uni Sch Dist 1997 Election Ser E
          (MBIA Insd)......................................   5.500    07/01/17     1,138,810
 1,000    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)....   5.250    07/01/20     1,101,780
 1,405    Moorpark, CA Uni Sch Dist Ser A (FSA Insd).......   5.375    08/01/18     1,569,638
 1,800    Mountain View Los Altos, CA Uni High Sch Dist
          Ctfs Partn (MBIA Insd)...........................   5.625    08/01/16     1,805,922
 1,000    Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A
          (MBIA Insd) (a)..................................   5.500    05/01/19     1,174,010
 2,000    Redding, CA Jt Pwrs Fin Auth Elec Sys Rev Ser A
          (MBIA Insd)......................................   5.500    06/01/11     2,217,680
 1,000    Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A
          Rfdg (MBIA Insd).................................   4.750    08/01/21     1,025,670
 1,000    San Bernardino Cnty, CA Ctfs Partn Med Cent Fin
          Proj (MBIA Insd).................................   5.000    08/01/28     1,023,150
   985    San Diego, CA Hsg Auth Multi-Family Hsg Rev (GNMA
          Collateralized)..................................   5.000    07/20/18     1,017,495
 1,000    San Dimas, CA Redev Agy Tax Alloc Creative Growth
          Ser A (FSA Insd).................................   5.000    09/01/16     1,081,240

 6                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                        COUPON    MATURITY      VALUE
          CALIFORNIA (CONTINUED)
$2,000    San Jose, CA Fin Auth Lease Rev Convention Ctr
          Proj Ser F Rfdg (MBIA Insd)......................   5.000%   09/01/17   $ 2,156,900
 1,000    San Mateo, CA Uni High Sch Dist Cap Apprec
          Election of 2000 Ser B (FGIC Insd)...............    *       09/01/26       310,300
 1,000    Sanger, CA Uni Sch Dist Rfdg (MBIA Insd).........   5.600    08/01/23     1,177,380
 1,350    Santa Ana, CA Uni Sch Dist (MBIA Insd)...........   5.375    08/01/21     1,479,560
 1,305    South Orange Cnty, CA Pub Fin Auth Reassmt Rev
          (FSA Insd).......................................   5.800    09/02/18     1,507,197
   600    Southern CA Pub Pwr Auth Pwr Proj Rev
          Multi-Projs......................................   5.500    07/01/20       600,666
 1,325    Sweetwater, CA Auth Wtr Rev (FSA Insd)...........   5.500    04/01/18     1,482,013
 1,000    University of CA Rev Multi Purp Proj Ser M (FGIC
          Insd)............................................   5.125    09/01/17     1,087,960
                                                                                  -----------

TOTAL LONG-TERM INVESTMENTS  153.9%
  (Cost $49,179,857)...........................................................    53,902,027

SHORT-TERM INVESTMENTS  4.6%
  (Cost $1,600,000)............................................................     1,600,000
                                                                                  -----------

TOTAL INVESTMENTS  158.5%
  (Cost $50,779,857)...........................................................    55,502,027
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.4%)..................................      (488,671)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (57.1%)....................   (20,003,123)
                                                                                  -----------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.................................   $35,010,233
                                                                                  ===========

See Notes to Financial Statements                                              7

YOUR TRUST'S INVESTMENTS

June 30, 2003

*   Zero coupon bond

(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

AMBAC--AMBAC Indemnity Corp.

Asset Gty--Asset Guaranty Insurance Co.

CA MTG--California Mortgage Insurance

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

 8                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003

ASSETS:
Total Investments (Cost $50,779,857)........................  $55,502,027
Cash........................................................       38,500
Interest Receivable.........................................      759,673
Other.......................................................          427
                                                              -----------
    Total Assets............................................   56,300,627
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    1,046,170
  Investment Advisory Fee...................................       27,469
  Affiliates................................................        4,154
Trustees' Deferred Compensation and Retirement Plans........      155,155
Accrued Expenses............................................       54,323
                                                              -----------
    Total Liabilities.......................................    1,287,271
Preferred Shares (including accrued distributions)..........   20,003,123
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $35,010,233
                                                              ===========
NET ASSET VALUE PER COMMON SHARE ($35,010,233 divided by
  3,257,560 shares outstanding).............................  $     10.75
                                                              ===========
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 3,257,560 shares issued and
  outstanding)..............................................  $    32,576
Paid in Surplus.............................................   29,564,418
Net Unrealized Appreciation.................................    4,722,170
Accumulated Net Realized Gain...............................      418,409
Accumulated Undistributed Net Investment Income.............      272,660
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $35,010,233
                                                              ===========
PREFERRED SHARES ($.01 par value, authorized 1,000,000
  shares, 400 issued with liquidation preference of $50,000
  per share)................................................  $20,000,000
                                                              ===========
NET ASSETS INCLUDING PREFERRED SHARES.......................  $55,010,233
                                                              ===========

See Notes to Financial Statements                                              9

Statement of Operations
For the Year Ended June 30, 2003

INVESTMENT INCOME:
Interest....................................................  $2,738,534
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     326,899
Preferred Share Maintenance.................................      67,192
Trustees' Fees and Related Expenses.........................      17,827
Legal.......................................................      16,907
Custody.....................................................       3,681
Other.......................................................     105,867
                                                              ----------
    Total Expenses..........................................     538,373
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,200,161
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  560,495
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   3,194,597
  End of the Period.........................................   4,722,170
                                                              ----------
  Net Unrealized Appreciation During the Period.............   1,527,573
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $2,088,068
                                                              ==========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (238,566)
                                                              ==========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $4,049,663
                                                              ==========

 10                                            See Notes to Financial Statements

Statements of Changes in Net Assets

                                                               YEAR ENDED       YEAR ENDED
                                                              JUNE 30, 2003    JUNE 30, 2002
                                                              ------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $ 2,200,161      $ 2,301,240
Net Realized Gain...........................................       560,495          241,341
Net Unrealized Appreciation During the Period...............     1,527,573          656,551
Distributions to Preferred Shareholders:
  Net Investment Income.....................................      (238,566)        (347,185)
                                                               -----------      -----------
Change in Net Assets Applicable to Common Shares from
  Operations................................................     4,049,663        2,851,947

Distributions to Common Shareholders:
Net Investment Income.......................................    (2,061,858)      (1,786,643)
Net Realized Gain...........................................      (372,990)        (215,976)
                                                               -----------      -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES.....................................     1,614,815          849,328
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.....................................    33,395,418       32,546,090
                                                               -----------      -----------
End of the Period (Including accumulated undistributed net
  investment income of $272,660 and $408,079,
  respectively).............................................   $35,010,233      $33,395,418
                                                               ===========      ===========

See Notes to Financial Statements                                             11

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           --------------------------------
                                                             2003      2002 (e)      2001
                                                           --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................  $  10.25    $   9.99    $   9.36
                                                           --------    --------    --------
Net Investment Income....................................       .67         .71         .73
Net Realized and Unrealized Gain/Loss....................       .64         .28         .58
Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
  Net Investment Income..................................      (.07)       (.11)       (.23)
                                                           --------    --------    --------
Total from Investment Operations.........................      1.24         .88        1.08
Distributions Paid to Common Shareholders:
  Net Investment Income..................................      (.63)       (.55)       (.45)
  Net Realized Gain......................................      (.11)       (.07)        -0-*
                                                           --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD.......................  $  10.75    $  10.25    $   9.99
                                                           ========    ========    ========

Common Share Market Price at End of the Period...........  $  10.45    $  10.14    $   8.83
Total Return (a).........................................    10.97%      22.39%      10.99%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)...................................  $   35.0    $   33.4    $   32.5
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (b)......................................     1.56%       1.59%       1.65%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)........................     6.38%       6.90%       7.33%
Portfolio Turnover.......................................       19%         24%         16%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (b)...................................      .99%        .99%       1.02%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)........................     5.69%       5.86%       5.02%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.......................       400         400         400
Asset Coverage Per Preferred Share (d)...................  $137,533    $133,498    $131,365
Involuntary Liquidating Preference Per Preferred Share...  $ 50,000    $ 50,000    $ 50,000
Average Market Value Per Preferred Share.................  $ 50,000    $ 50,000    $ 50,000

*   Amount is less than $.01

(a) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c) Ratios reflect the effect of dividend payments to preferred shareholders.

(d) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing by the number of preferred shares outstanding.

(e) As required, effective July 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets applicable to common shares by .06%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

YEAR ENDED JUNE 30,
-------------------------------------------------------------------------------
       2000       1999       1998       1997       1996       1995       1994
-------------------------------------------------------------------------------
     $   9.93   $  10.67   $  10.45   $  10.28   $  10.40   $  10.30   $  10.96
     --------   --------   --------   --------   --------   --------   --------
          .76        .78        .85        .89        .91        .95        .96
         (.44)      (.37)       .53        .39        -0-*       .11       (.74)
         (.22)      (.20)      (.22)      (.21)      (.23)      (.23)      (.16)
     --------   --------   --------   --------   --------   --------   --------
          .10        .21       1.16       1.07        .68        .83        .06
         (.53)      (.62)      (.72)      (.75)      (.75)      (.72)      (.71)
         (.14)      (.33)      (.22)      (.15)      (.05)      (.01)      (.01)
     --------   --------   --------   --------   --------   --------   --------
     $   9.36   $   9.93   $  10.67   $  10.45   $  10.28   $  10.40   $  10.30
     ========   ========   ========   ========   ========   ========   ========

     $  8.375   $  9.875   $ 12.125   $12.1875   $ 10.875   $  10.75   $ 10.625
       -8.14%    -11.17%      7.77%     21.40%      9.02%      8.67%      4.32%
     $   30.5   $   32.3   $   34.5   $   33.6   $   32.9   $   33.0   $   32.6
        1.47%      1.67%      1.57%      1.58%      1.65%      1.65%      1.53%
        8.25%      7.38%      8.00%      8.54%      8.76%      9.35%      8.70%
          60%        33%        53%        30%        19%        16%        11%

         .88%      1.05%       .99%       .99%      1.03%      1.02%       .97%
        5.82%      5.49%      5.91%      6.51%      6.57%      7.02%      7.28%

          400        400        400        400        400        400        400
     $126,216   $130,843   $136,309   $134,055   $132,192   $132,521   $131,433
     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             13

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on November 1, 1988.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2003, the Trust had $1,046,170 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discounts are accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $50,731,555
                                                                ===========
Gross tax unrealized appreciation...........................    $ 4,776,572
Gross tax unrealized depreciation...........................         (6,100)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 4,770,472
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended June 30, 2003 and 2002 was as follows:

                                                                2003        2002
Distributions paid from:
  Ordinary income...........................................  $ 37,415    $ 68,140
  Long-term capital gain....................................   344,219     147,836
                                                              --------    --------
                                                              $381,634    $215,976
                                                              ========    ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to book to tax amortization differences totaling $35,156 has been reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $417,385

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

    For the year ended June 30, 2003, the Trust recognized expenses of approximately $4,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each Trust. For the year ended June 30, 2003, the Trust recognized expenses of approximately $25,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $9,936,573 and $10,022,264, respectively.

4. REMARKETED PREFERRED SHARES

The Trust has outstanding 400 shares of Remarketed Preferred Shares ("RP"). Dividends are cumulative and the rate is reset through an auction process every 28 days. The rate in effect on June 30, 2003 was 0.950%. During the year ended June 30, 2003, interest rates ranged from 0.950% to 1.50%

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The RP are redeemable at the option of the Trust in whole or in part at the liquidation value of $50,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the RP are subject to mandatory redemption if the tests are not met.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may seek to manage the portfolio's interest rate exposure in a changing interest rate environment by engaging in transactions involving interest rate swaps, caps, floors, or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

purposes or for risk management purposes but may also enter into these transactions to generate additional income. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts or agreements. During the year ended June 30, 2003, the Trust did not enter into any of these transactions

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Van Kampen California Municipal
Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen California Municipal Trust (the "Trust"), including the portfolio of investments, as of June 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to June 30, 2000, were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen California Municipal Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
August 6, 2003

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common

Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN(1)
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*(1)
THEODORE A. MYERS
JACK E. NELSON(1)
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended June 30, 2003. The Trust designated 99.6% of the income distributions as a tax-exempt income distribution. Additionally, during the period, the Trust paid $344,219 as a long-term capital gain distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

1   Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

RESULTS OF
SHAREHOLDER VOTES

The Annual Meeting of the Shareholders of the Trust was held on June 24, 2003, where shareholders voted on the election of trustees.

1) With regards to the election of the following trustees by the common shareholders of the Trust:

                                                                      # OF SHARES
                                                             -----------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
Jerry D. Choate............................................  2,856,569             38,372
Linda Hutton Heagy.........................................  2,852,169             42,772
R. Craig Kennedy...........................................  2,856,569             38,372
Wayne W. Whalen............................................  2,856,569             38,372
Suzanne H. Woolsey.........................................  2,851,064             43,877

2) With regards to the authority to vote for the amendment to the Declaration of
Trust:

                                                                     # OF SHARES
                                                           -------------------------------
                                                           IN FAVOR     AGAINST    ABSTAIN
                                                           -------------------------------
                                                           2,770,733    81,951     42,257

3) With regards to the election of the following trustee by the preferred shareholders of the Trust:

                                                                      # OF SHARES
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
Rod Dammeyer................................................    400                    0

A Special Meeting of the Shareholders of the Trust was held on July 10, 2003, where shareholders voted on the amendment to the Declaration of Trust:

1) With regards to the authority to vote for the amendment to the Declaration of
Trust:

                                                                    # OF SHARES
                                                           ------------------------------
                                                           IN FAVOR    AGAINST    ABSTAIN
                                                           ------------------------------
                                                             206         194         0

The other trustees of the Trust whose terms did not expire in 2003 are David C. Arch, Howard J Kerr, Richard F. Powers III, and Hugo F. Sonnenschein.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             91       Trustee/Director/Managing
Blistex Inc.                               since 1998  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              89       Trustee/Director/Managing
1632 Morning Mountain Road                 since 2003  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (64)          Trustee      Trustee     Prior to January 1999,         89       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (62)             Trustee      Trustee     President of CAC, llc., a      91       Trustee/Director/Managing
CAC, llc.                                  since 1988  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of TeleTech
San Diego, CA 92122-6223                               services. Prior to July                 Holdings Inc.,
                                                       2000, Managing Partner of               Stericycle, Inc.,
                                                       Equity Group Corporate                  TheraSense, Inc., GATX
                                                       Investment (EGI), a                     Corporation, Arris Group,
                                                       company that makes                      Inc. and Trustee of the
                                                       private investments in                  University of Chicago
                                                       other companies.                        Hospitals and Health
                                                                                               Systems. Prior to May
                                                                                               2002, Director of
                                                                                               Peregrine Systems Inc.
                                                                                               Prior to February 2001,
                                                                                               Vice Chairman and
                                                                                               Director of Anixter
                                                                                               International, Inc. and
                                                                                               IMC Global Inc. Prior to
                                                                                               July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            89       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      89       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 2003  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (67)            Trustee      Trustee     Prior to 1998, President       91       Trustee/Director/Managing
736 North Western Avenue                   since 1992  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Theodore A. Myers (72)        Trustee      Trustee     Financial consultant,          36       Director of Met Life
550 Washington Avenue                      since 1988  Trustee or Managing                     Investors (formerly knows
Glencoe, IL 60022                                      General Partner of other                as COVA Financial Life
                                                       funds in the Closed-End                 Insurance). Prior to
                                                       Fund Complex. Prior to                  1997, Director of McLouth
                                                       1998, Senior Financial                  Steel.
                                                       Advisor (and, prior to
                                                       1997, an Executive Vice
                                                       President, Chief
                                                       Financial Officer and
                                                       Director) of Qualitech
                                                       Steel Corporation, a
                                                       producer of high quality
                                                       engineered steels for
                                                       automotive,
                                                       transportation and
                                                       capital goods industries.
                                                       Prior to 1997, member of
                                                       the Arthur Andersen Chief
                                                       Financial Officers'
                                                       Advisory Committee.

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            89       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (62)     Trustee      Trustee     President Emeritus and         91       Trustee/Director/Managing
1126 E. 59th Street                        since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey (61)       Trustee      Trustee     Chief Communications           89       Trustee/Director/Managing
2101 Constitution Ave., N.W.               since 2003  Officer of the National                 General Partner of funds
Room 285                                               Academy of                              in the Fund Complex.
Washington, D.C. 20418                                 Sciences/National                       Director of Neurogen
                                                       Research Council, an                    Corporation, a
                                                       independent, federally                  pharmaceutical company,
                                                       chartered policy                        since January 1998.
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001. Director of
                                                       the Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee and  Trustee     President of funds in the      89       Trustee/Director/Managing
1221 Avenue of the Americas   President    since 2003  Fund Complex. Chairman,                 General Partner of funds
New York, NY 10020                                     President, Chief                        in the Fund Complex.
                                                       Executive Officer and
                                                       Director of the Advisers
                                                       and VK Advisors Inc.
                                                       since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           91       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        91       Trustee/Director/Managing
333 West Wacker Drive                      since 1988  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom                          in the Fund Complex.
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.

---------------
* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST             SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)         Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                   since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                        December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                 Investments and President and Chief Operations Officer of
                                                                  the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                                  Executive Vice President and Chief Investment Officer of
                                                                  funds in the Fund Complex. Prior to May 2001, Managing
                                                                  Director and Chief Investment Officer of Van Kampen
                                                                  Investments, and Managing Director and President of the
                                                                  Advisers and Van Kampen Advisors Inc. Prior to December
                                                                  2000, Executive Vice President and Chief Investment Officer
                                                                  of Van Kampen Investments, and President and Chief Operating
                                                                  Officer of the Advisers. Prior to April 2000, Executive Vice
                                                                  President and Chief Investment Officer for Equity
                                                                  Investments of the Advisers. Prior to October 1998, Vice
                                                                  President and Senior Portfolio Manager with AIM Capital
                                                                  Management, Inc. Prior to February 1998, Senior Vice
                                                                  President and Portfolio Manager of Van Kampen American
                                                                  Capital Asset Management, Inc., Van Kampen American Capital
                                                                  Investment Advisory Corp. and Van Kampen American Capital
                                                                  Management, Inc.

Stefanie V. Chang (36)       Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                           since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)     Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                  Director of Morgan Stanley Trust for over 5 years. Executive
                                                                  Vice President and Chief Investment Officer of funds in the
                                                                  Fund Complex. Managing Director and Chief Investment Officer
                                                                  of Van Kampen Investments, the Advisers and Van Kampen
                                                                  Advisors Inc. since December 2002.

John R. Reynoldson (50)      Vice President           Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                      since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                     Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                        the Fixed Income Department of the Advisers and Van Kampen
                                                                  Advisors Inc. Prior to December 2000, Senior Vice President
                                                                  of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                                  2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                                  President of the government securities bond group for Asset
                                                                  Management.

                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST             SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)       Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                             Officer                              and Managing Director of Morgan Stanley Investment
                                                                  Management Inc. Managing Director of Morgan Stanley.
                                                                  Managing Director and Director of Morgan Stanley Investment
                                                                  Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                  Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                  President of the Morgan Stanley Funds.

A. Thomas Smith III (46)     Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas  Secretary                since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                                Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                  Investor Services and certain other subsidiaries of Van
                                                                  Kampen Investments. Managing Director and General
                                                                  Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                                  Inc. Vice President and Secretary of funds in the Fund
                                                                  Complex. Prior to July 2001, Managing Director, General
                                                                  Counsel, Secretary and Director of Van Kampen Investments,
                                                                  the Advisers, the Distributor, Investor Services, and
                                                                  certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                                  Secretary and Director of Van Kampen Investments, the
                                                                  Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                  Investor Services and certain other subsidiaries of Van
                                                                  Kampen Investments. Prior to January 1999, Vice President
                                                                  and Associate General Counsel to New York Life Insurance
                                                                  Company ("New York Life"), and prior to March 1997,
                                                                  Associate General Counsel of New York Life. Prior to
                                                                  December 1993, Assistant General Counsel of The Dreyfus
                                                                  Corporation. Prior to August 1991, Senior Associate, Willkie
                                                                  Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                                  the Securities and Exchange Commission, Division of
                                                                  Investment Management, Office of Chief Counsel.

John L. Sullivan (48)        Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Financial Officer and    since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                        Chief Financial Officer and Treasurer of funds in the Fund
                                                                  Complex. Head of Fund Accounting for Morgan Stanley
                                                                  Investment Management. Prior to December 2002, Executive
                                                                  Director of Van Kampen Investments, the Advisers and Van
                                                                  Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 920, 910, 106
                                                 VKC ANR 8/03 11620H03-AS-8/03

Item 2.  Code of Ethics.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 3.  Audit Committee Financial Expert.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 4.  Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics - Applicable only for reports covering fiscal years ending on or after July 15, 2003.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Kampen California Municipal Trust
            ----------------------------------------------
By: /s/ Ronald E. Robison
   ------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
   ------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003